CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Total revenues	$ 1,558	¥ 10,845	¥ 10,250
Cost of revenues	(869)	(6,047)	(5,672)
Gross Profit	689	4,798	4,578
Operating expenses:
Selling and marketing expenses (including RMB700 and RMB2,199 (US$316) from related parties for years ended December 31, 2018 and 2019, respectively)	(1,958)	(13,633)	(9,827)
Research and development expenses	(1,413)	(9,839)	(10,106)
General and administrative expenses	(10,167)	(70,781)	(28,847)
Other operating income	54	373	593
Loss from operations	(12,795)	(89,082)	(43,609)
Non-operating income and expenses:
Interest expense, net (including RMB 824 and RMB 1,565 (US$225) from related parties for years ended December 31, 2018 and 2019, respectively)	(375)	(2,609)	(925)
Foreign exchange loss, net	(461)	(3,219)	(2,776)
Share of net (loss) gain in equity method investments	27	190	(441)
Other income (expense), net	(1,023)	(7,119)	5,256
Loss before income taxes	(14,627)	(101,839)	(42,495)
Income tax benefit	31	218	199
Net loss	(14,596)	(101,621)	(42,296)
Net loss attributable to noncontrolling interests	81	561	233
Net loss attributable to ordinary shareholders	$ (14,515)	¥ (101,060)	¥ (42,063)
Loss per share:
Ordinary shares-basic and diluted | (per share)	$ (1.62)	¥ (11.31)	¥ (4.93)
Weighted average shares outstanding used in calculating basic and diluted loss per share
Ordinary shares-basic and diluted	8,937,600	8,937,600	8,524,100
Other comprehensive income, net of tax:
Fair value change relating to Company's own credit risk on convertible loan	$ (137)	¥ (955)
Foreign currency translation differences	428	2,978	¥ 797
Total comprehensive loss	(14,305)	(99,598)	(41,499)
Total comprehensive loss attributable to noncontrolling interests	(81)	(561)	(233)
Total comprehensive loss attributable to ordinary shareholders	(14,224)	(99,037)	(41,266)
Cancer screening and detection tests.
Total revenues	1,491	10,381	9,557
Physical checkup packages.
Total revenues	$ 67	¥ 464	¥ 693